Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000011974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	7.15%	(0.41%)	1.96%
C000201953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	2.55%	(1.52%)	1.23%
C000099166 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	6.71%	(0.71%)	1.65%
C000099167 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.98%	(0.46%)	1.90%
C000117726 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.75%	14.30%	14.71%
C000117728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	17.60%	14.16%	14.57%
C000117725 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	17.45%	14.01%	14.42%
C000212062 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G Shares
Average Annual Return, Percent	17.85%	14.40%	14.80%
C000011979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	17.83%	14.38%	14.79%
C000201951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	11.29%	12.79%	13.80%
C000098725 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	17.27%	13.54%	14.51%
C000098723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	16.94%	13.20%	14.16%
C000098724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.21%	13.48%	14.46%
C000102141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	32.58%	7.66%	8.31%
C000102140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	32.21%	7.37%	8.03%
C000102142 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	32.57%	7.71%	8.36%
C000244481 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.29%	13.79%	14.65%
Without Sales Load [Member] | C000201953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	6.83%	(0.71%)	1.65%
Without Sales Load [Member] | C000201951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	17.45%	14.01%	14.42%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%	13.59%	14.59%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	32.39%	7.91%	8.41%